Consolidated Schedule of Investments (unaudited)
August 31, 2022
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Beverages — 0.3%
Flow Beverage Corp.(a)(b)	1,166,357	$ 448,479
GURU Organic Energy Corp.(a)(b)	475,143	2,044,054
MGP Ingredients, Inc.(b)	32,522	3,559,858
		6,052,391
Biotechnology — 0.1%
Hofseth BioCare ASA(a)	4,420,898	1,507,337
Capital Markets — 0.2%
Agronomics Ltd.(a)	22,489,011	4,543,901
Chemicals — 2.6%
Albemarle Corp.(b)	10,310	2,762,668
CF Industries Holdings, Inc.	61,390	6,351,409
FMC Corp.	94,160	10,176,813
Koninklijke DSM NV	58,550	7,466,045
Nutrien Ltd.(b)	86,861	7,971,234
Robertet SA	6,203	5,564,444
Sociedad Quimica y Minera de Chile SA, ADR	27,822	2,773,297
Symrise AG	85,752	8,972,588
		52,038,498
Consumer Finance — 0.1%
Natural Order Acquisition Corp.(a)(b)	238,744	2,375,503
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	417,570	9,299,284
Energy Equipment & Services — 0.4%
Patterson-UTI Energy, Inc.	152,383	2,270,507
Tenaris SA	352,931	4,827,914
		7,098,421
Food & Staples Retailing — 0.4%
Grocery Outlet Holding Corp.(a)	174,887	7,016,466
HelloFresh SE(a)	62,215	1,485,444
		8,501,910
Food Products — 3.8%
Archer-Daniels-Midland Co.	79,464	6,984,091
Barry Callebaut AG, Registered Shares	4,263	8,722,676
Bunge Ltd.	69,303	6,872,779
China Mengniu Dairy Co. Ltd.	1,656,000	7,498,827
Darling Ingredients, Inc.(a)(b)	98,551	7,495,789
Freshpet, Inc.(a)	98,342	4,280,827
Kerry Group PLC, Class A	93,919	9,685,089
Maple Leaf Foods, Inc.	117,855	2,079,187
Nestlé SA, Registered Shares	76,939	9,003,631
Salmar ASA	144,696	9,568,369
SunOpta, Inc.(a)	394,592	3,918,299
		76,109,564
Machinery — 1.6%
Ag Growth International, Inc.	184,704	5,522,767
AGCO Corp.	79,031	8,591,460
Deere & Co.	26,877	9,816,824
Epiroc AB, Class A	55,130	843,534
John Bean Technologies Corp.	56,713	5,856,184
Marel HF(c)	476,233	1,744,328
		32,375,097
Metals & Mining — 13.4%
Agnico Eagle Mines Ltd.	238,196	9,822,740
Alamos Gold, Inc., Class A	184,442	1,329,932
Alcoa Corp.	68,325	3,380,721
Anglo American PLC	266,662	8,569,044
Security	Shares	Value
Metals & Mining (continued)
Antofagasta PLC	109,849	$ 1,397,707
ArcelorMittal SA	135,862	3,224,563
Artemis Gold, Inc.(a)	212,006	742,550
Auteco Minerals Ltd.(a)	9,345,238	300,540
B2Gold Corp.	2,024,176	6,211,162
Barrick Gold Corp.	1,549,491	23,009,941
Bellevue Gold Ltd.(a)	2,850,011	1,599,908
BHP Group Ltd.	507,695	13,849,928
Blackstone Minerals Ltd.(a)(b)	1,711,069	232,135
BlueScope Steel Ltd.	76,418	857,397
Centerra Gold, Inc.(b)	600,358	2,719,861
Challenger Exploration Ltd.(a)(b)	941,334	128,822
Champion Iron Ltd.	461,718	1,593,042
Develop Global Ltd.(a)(b)	338,564	561,351
Dundee Precious Metals, Inc.	324,664	1,478,274
Eldorado Gold Corp.(a)(b)	144,742	798,976
Emerald Resources NL(a)	451,161	359,237
Endeavour Mining PLC	292,975	5,701,786
Equinox Gold Corp.(a)	47,475	166,642
ERO Copper Corp.(a)	89,601	850,062
First Quantum Minerals Ltd.	270,994	4,795,295
Franco-Nevada Corp.	129,590	15,580,204
Freeport-McMoRan, Inc.	228,024	6,749,510
Fresnillo PLC	22,769	181,348
Glencore PLC	2,810,368	15,365,855
Gold Fields Ltd.	163,536	1,320,775
Gold Fields Ltd., ADR(b)	1,046,562	8,466,687
Hudbay Minerals, Inc.	109,647	484,222
Iluka Resources Ltd.	139,764	982,608
Impala Platinum Holdings Ltd.	200,450	2,100,386
Ivanhoe Mines Ltd., Class A(a)	500,560	3,216,756
Kinross Gold Corp.	1,683,164	5,523,612
Lundin Gold, Inc.	657,064	4,387,598
Lundin Mining Corp.	146,381	761,246
Lynas Rare Earths Ltd.(a)	261,746	1,563,689
MAG Silver Corp.(a)	9,217	109,199
Marathon Gold Corp.(a)	400,959	515,948
Newcrest Mining Ltd.	1,247,518	14,997,248
Newmont Corp.	325,807	13,475,377
Nickel Industries Ltd.	2,912,396	1,933,890
Norsk Hydro ASA	585,376	4,022,179
Northam Platinum Holdings Ltd.(a)	205,947	1,938,183
Northern Star Resources Ltd.	681,576	3,602,295
Nucor Corp.	36,415	4,841,010
Osisko Gold Royalties Ltd.	453,392	4,387,720
Osisko Mining, Inc.(a)	611,370	1,177,726
OZ Minerals Ltd.	62,010	1,068,674
Polymetal International PLC	381,486	935,536
Polyus PJSC	46,252	8
Rio Tinto PLC	193,246	10,669,165
Sibanye Stillwater Ltd.	906,059	2,024,156
Sigma Lithium Corp.(a)	234,340	5,383,209
Skeena Resources Ltd.(a)	176,816	842,782
Sociedad Minera Cerro Verde SAA	43,528	1,240,113
Solaris Resources, Inc.(a)	167,903	914,080
Solaris Resources, Inc. (Acquired 05/19/21 - 05/11/22, cost $173,018)(d)	39,000	212,320
SolGold PLC(a)	594,663	137,473
SSR Mining, Inc.	12,190	164,563
SSR Mining, Inc.(b)	236,058	3,184,422
Steel Dynamics, Inc.	27,420	2,213,342
Stelco Holdings, Inc.	58,488	1,583,164

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Teck Resources Ltd., Class B	176,737	$ 5,985,656
Titan Mining Corp.	145,304	57,531
Titan Mining Corp. (Acquired 02/05/21, cost $7,806)(d)	20,773	8,225
Torex Gold Resources, Inc.(a)	44,232	328,368
Trident Royalties PLC(a)	1,301,625	710,686
Vale SA, ADR	664,930	8,258,431
Wheaton Precious Metals Corp.	344,190	10,506,397
		267,795,188
Oil, Gas & Consumable Fuels — 23.5%
ARC Resources Ltd.	385,885	5,326,908
BP PLC	4,368,311	22,321,739
Canadian Natural Resources Ltd.	350,501	19,215,039
Cenovus Energy, Inc.	571,350	10,719,202
Cheniere Energy, Inc.	61,540	9,857,477
Chevron Corp.	280,693	44,366,336
ConocoPhillips	345,859	37,854,268
Enbridge, Inc.	197,103	8,128,144
Eni SpA	463,586	5,476,306
EOG Resources, Inc.	166,876	20,242,059
Equinor ASA	179,360	6,961,078
Exxon Mobil Corp.	775,423	74,122,685
Gazprom PJSC(a)(e)	712,200	117
Hess Corp.	123,810	14,953,772
Kosmos Energy Ltd.(a)	307,039	2,170,766
Marathon Petroleum Corp.	94,369	9,507,677
Ovintiv, Inc.	121,468	6,454,810
Phillips 66	138,158	12,359,615
Pioneer Natural Resources Co.	66,284	16,784,434
Santos Ltd.	1,261,331	6,733,342
Shell PLC	1,788,113	47,327,832
TC Energy Corp.	400,555	19,302,643
TotalEnergies SE	521,043	26,380,255
Tourmaline Oil Corp.	178,869	10,575,382
Valero Energy Corp.	91,519	10,718,705
Williams Cos., Inc.	548,202	18,655,314
Woodside Energy Group Ltd.	96,382	2,238,811
		468,754,716
Personal Products — 0.8%
BellRing Brands, Inc.(a)(b)	327,508	7,758,664
Jamieson Wellness, Inc.(c)	260,975	7,298,597
		15,057,261
Pharmaceuticals — 0.5%
Zoetis, Inc.	56,897	8,906,087
Total Common Stocks — 48.2% (Cost: $920,876,601)		960,415,158
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)(e)	11,812	—
Total Rights — 0.0% (Cost: $ —)		—
Warrants(a)
Beverages — 0.0%
Flow Beverage Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/29/23, Strike Price CAD 10.00)	306,414	2,333
Security	Shares	Value
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 05/31/23, Strike Price GBP 0.28)	3,014,355	$ 35
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/23, Strike Price GBP 0.30)	3,909,350	46
		81
Consumer Finance — 0.0%
Natural Order Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	153,024	4,269
Metals & Mining — 0.0%
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)	10,387	—
Total Warrants — 0.0% (Cost: $1,572,288)		6,683
Total Long-Term Investments — 48.2% (Cost: $922,448,889)		960,421,841
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%(f)(g)	17,532,985	17,532,985
SL Liquidity Series, LLC, Money Market Series, 2.47%(f)(g)(h)	10,305,632	10,306,663
		27,839,648
		Par (000)
U.S. Treasury Obligations(i) — 50.5%
U.S. Treasury Bills
0.89%, 09/01/22	USD	169,000	169,000,000
1.34%, 10/20/22		169,000	168,434,707
1.69%, 11/17/22		169,000	168,031,255
2.26%, 12/15/22		169,000	167,629,856
2.88%, 01/12/23		168,797	166,915,679
2.97%, 02/09/23		169,000	166,629,794
			1,006,641,291
Total Short-Term Securities — 51.9% (Cost: $1,035,635,534)			1,034,480,939
Total Investments — 100.1% (Cost: $1,958,084,423)			1,994,902,780
Liabilities in Excess of Other Assets — (0.1)%			(1,943,236)
Net Assets — 100.0%			$ 1,992,959,544
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $220,545, representing 0.0% of its net assets as of period end, and an original cost of $180,824.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 56,583,646	$ —	$ (39,050,661)(a)	$ —	$ —	$ 17,532,985	17,532,985	$ 83,503	$ —
SL Liquidity Series, LLC, Money Market Series	12,237,871	—	(1,933,752)(a)	898	1,646	10,306,663	10,305,632	49,291(b)	—
				$ 898	$ 1,646	$ 27,839,648		$ 132,794	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	09/30/22	USD	8,529	$ (598,440)	$ —	$ (598,440)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/30/22	USD	2,667	1,338,095	—	1,338,095
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	09/30/22	USD	998	62,877	—	62,877
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/31/22	USD	4,951	(482,903)	—	(482,903)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	10/31/22	USD	997	84,121	—	84,121
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRAGT	At Termination	Goldman Sachs International	11/30/22	USD	63,954	9,938,245	—	9,938,245
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	11/30/22	USD	1,091	64,557	—	64,557
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	01/06/23	USD	803	29,611	—	29,611
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	01/06/23	USD	4,195	(353,220)	—	(353,220)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	02/02/23	USD	4,489	(44,679)	—	(44,679)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/02/23	USD	8,238	(799,539)	—	(799,539)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	02/08/23	USD	1,703	$ (185,078)	$ —	$ (185,078)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/24/23	USD	3,923	(165,847)	—	(165,847)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	02/24/23	USD	11,154	4,537,066	—	4,537,066
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/24/23	USD	49,227	(679,765)	—	(679,765)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/02/23	USD	7,412	(527,183)	—	(527,183)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	03/02/23	USD	3,726	911,508	—	911,508
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	03/02/23	USD	3,258	(535,765)	—	(535,765)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/14/23	USD	14,675	(948,766)	—	(948,766)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/14/23	USD	2,784	(90,706)	—	(90,706)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	03/14/23	USD	13,034	(2,258,798)	—	(2,258,798)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/31/23	USD	3,937	(171,729)	—	(171,729)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/31/23	USD	20,779	(970,213)	—	(970,213)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	03/31/23	USD	12,536	2,654,685	—	2,654,685
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	03/31/23	USD	8,048	(1,360,735)	—	(1,360,735)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Macquarie Bank Ltd.	04/05/23	USD	18,511	(604,914)	—	(604,914)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	04/10/23	USD	4,637	(285,715)	—	(285,715)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	04/10/23	USD	942	(11,681)	—	(11,681)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Societe Generale SA	04/13/23	USD	83,491	(6,010,392)	—	(6,010,392)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Macquarie Bank Ltd.	04/20/23	USD	11,514	(795,308)	—	(795,308)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Societe Generale SA	04/24/23	USD	35,868	(2,071,260)	—	(2,071,260)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Morgan Stanley & Co. International PLC	05/01/23	USD	12,087	$ (1,665,050)	$ —	$ (1,665,050)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Morgan Stanley & Co. International PLC	05/01/23	USD	33,556	2,244,264	—	2,244,264
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Morgan Stanley & Co. International PLC	05/01/23	USD	20,836	(2,052,621)	—	(2,052,621)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	05/04/23	USD	14,311	(1,033,059)	—	(1,033,059)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	05/17/23	USD	21,365	(1,577,944)	—	(1,577,944)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	05/23/23	USD	9,125	(719,742)	—	(719,742)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Societe Generale SA	05/25/23	USD	10,014	(772,762)	—	(772,762)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Morgan Stanley & Co. International PLC	06/01/23	USD	5,091	(346,172)	—	(346,172)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	06/08/23	USD	7,074	76,263	—	76,263
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	06/08/23	USD	34,544	(3,368,736)	—	(3,368,736)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	06/08/23	USD	35,244	(3,291,789)	—	(3,291,789)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	06/08/23	USD	18,017	(1,925,149)	—	(1,925,149)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMTR	At Termination	Morgan Stanley & Co. International PLC	06/13/23	USD	9,839	(849,349)	—	(849,349)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	06/30/23	USD	11,972	1,581,083	—	1,581,083
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Societe Generale SA	06/30/23	USD	9,915	(702,611)	—	(702,611)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	07/03/23	USD	709	23,775	—	23,775
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	07/03/23	USD	4,672	424,840	—	424,840
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/19/23	USD	180,097	7,416,937	—	7,416,937
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	07/19/23	USD	8,939	15,624	—	15,624
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/19/23	USD	44,274	(530,398)	—	(530,398)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	08/01/23	USD	829	$ 33,482	$ —	$ 33,482
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Morgan Stanley & Co. International PLC	08/02/23	USD	996	(15,130)	—	(15,130)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMINTR	At Termination	Morgan Stanley & Co. International PLC	08/02/23	USD	54,139	(297,948)	—	(297,948)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMPRTR	At Termination	Morgan Stanley & Co. International PLC	08/02/23	USD	39,939	(2,161,027)	—	(2,161,027)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMLITR	At Termination	Bank of America N.A.	08/25/23	USD	522	(1,596)	—	(1,596)
3-month U.S. Treasury Bill, 2.93%(a)	At Termination	BCOMENTR	At Termination	Bank of America N.A.	08/25/23	USD	8,397	(297,017)	—	(297,017)
								$ (10,123,703)	$ —	$ (10,123,703)
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Beverages	$ 6,052,391	$ —	$ —	$ 6,052,391
Biotechnology	—	1,507,337	—	1,507,337
Capital Markets	—	4,543,901	—	4,543,901
Chemicals	30,035,421	22,003,077	—	52,038,498

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Consumer Finance	$ 2,375,503	$ —	$ —	$ 2,375,503
Containers & Packaging	9,299,284	—	—	9,299,284
Energy Equipment & Services	2,270,507	4,827,914	—	7,098,421
Food & Staples Retailing	7,016,466	1,485,444	—	8,501,910
Food Products	31,630,972	44,478,592	—	76,109,564
Machinery	29,787,235	2,587,862	—	32,375,097
Metals & Mining	174,562,519	93,232,661	8	267,795,188
Oil, Gas & Consumable Fuels	351,315,236	117,439,363	117	468,754,716
Personal Products	15,057,261	—	—	15,057,261
Pharmaceuticals	8,906,087	—	—	8,906,087
Rights	—	—	—	—
Warrants
Beverages	2,333	—	—	2,333
Capital Markets	—	81	—	81
Consumer Finance	4,269	—	—	4,269
Metals & Mining	—	—	—	—
Short-Term Securities
Money Market Funds	17,532,985	—	—	17,532,985
U.S. Treasury Obligations	—	1,006,641,291	—	1,006,641,291
	$ 685,848,469	$ 1,298,747,523	$ 125	1,984,596,117
Investments valued at NAV(a)				10,306,663
				$ 1,994,902,780
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 31,437,033	$ —	$ 31,437,033
Liabilities
Commodity Contracts	—	(41,560,736)	—	(41,560,736)
	$ —	$ (10,123,703)	$ —	$ (10,123,703)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMAGTR	Bloomberg Agriculture SubindexSM
BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM
BCOMINTR	Bloomberg Industrial Metals SubindexSM
BCOMLITR	Bloomberg Livestock SubindexSM
BCOMPRTR	Bloomberg Precious Metals SubindexSM
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
BCOMTR	Bloomberg Commodity Index Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter